Tangible assets - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 33,044	€ 32,342	€ 31,772
Tangible assets	34,073	33,321	32,735
Property, plant and equipment for own use
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	13,489	13,259	13,213
Tangible assets	13,489	13,259	13,213
Property, plant and equipment for own use | Abroad
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	7,083	6,753	6,299
Leased out under an operating lease
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	19,555	19,083	18,559
Leased out under an operating lease | Vehicles | Santander US Auto
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	13,389	13,630	13,473
Investment property
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	1,029	979	963
Fair value of investment property	1,153	1,088	1,055
Unrealized gains (losses) on fair value adjustment	€ 124	€ 109	€ 92